UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number 811-21419

                              SPARX Funds Trust
                              -----------------
              (Exact name of registrant as specified in charter)

                360 Madison Avenue, New York, New York, 10017
              (Address of principal executive offices) (Zip code)


                               James W. Cox, Esq.
                      SPARX Investment Research, USA, Inc.
                               360 Madison Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (212) 452-5000
                                                          --------------

                       Date of fiscal year end: October 31
                                                ----------
                    Date of reporting period: April 30, 2004
                                              --------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

                                     [LOGO]
                                     SPARX
                                     JAPAN
                                      FUND

APRIL 30, 2004

You should review the Fund's investment objective, risks, charges and expenses carefully before investing. For a prospectus, which contains this and other information about the Fund, call 1-800-632-1320 or visit www.sparxfunds.com. Please read the prospectus carefully before investing. In reviewing this single country investment, investors should consider carefully the risks and opportunities of investing in Japanese stocks. Please keep in mind that the Fund's performance, especially for very short periods of time, should not be the sole factor in your investment decision.

                               SEMI-ANNUAL REPORT

SPARX Japan Fund

LETTER TO SHAREHOLDERS
APRIL 30, 2004

DEAR INVESTORS:
We are pleased to report the beginning performance period and present the semi-annual financial report for the SPARX Japan Fund. The Fund's total returns (non-annualized) since inception are as follows:

                                    10/31/03 - 3/31/04       10/31/03 - 4/30/04
                                    ------------------       ------------------
SPARX Japan Fund
  Institutional Shares                    31.00%                   42.10%
  Investor Shares                         30.90%                   42.00%

TOPIX(1) Index (in Japanese yen)          13.56%                   14.24%
TOPIX Index (in US $)                     19.93%                   13.85%

(The Fund has, from inception-to-date, maintained a series of currency hedges to attempt to help protect against changes in the dollar-yen exchange rate).(2) The performance data quoted represents past performance, which does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted here. To obtain performance information current to the most recent month end, please call 1-800-632-1320 or visit www.sparxfunds.com.

In our opinion, Japan's economy has shown some new strength in the reporting period, as measured by Government GDP statistics and inflation indices. Moreover, we continue to believe that corporate restructuring and other trends in the Asian region, including Japan exports to China, are creating a favorable environment for investing in selected companies in the large-, mid- and small-cap sectors of the Japanese public equity markets. We encourage you to check the SPARX Funds website, www.sparxfunds.com, for current monthly commentary on the Japanese economy and our investment views. In reviewing this single country investment, investors should consider carefully the risks and opportunities of investing in Japanese stocks.(3)

Sincerely,


Shuhei Abe                          Kahori Ando
Primary Portfolio Manager           Co-Portfolio Manager

(1) The TOPIX, also known as the Tokyo Price Index, is an unmanaged, capitalization-weighted index of all the companies listed on the First Section of the Tokyo Stock Exchange. The Index is referred to for comparative purposes only and is not intended to parallel the risk or investment style of the Fund. Investors cannot invest directly in an index.

(2) Please keep in mind that the Fund's performance, especially for very short periods of time, should not be the sole factor in your investment decision. The performance returns for the Fund reflect a fee waiver in effect. In the absence of such waiver, the respective returns for the Institutional Shares and Investor shares are estimated to be 34.08% and 18.20%, respectively, for the six month period ended 4/30/04 and 24.26% and 10.31%, respectively, for the period from the Fund's inception through 3/31/04. The Fund achieved a significant portion of its performance during this short period since inception due to investments in Initial Public Offerings and the relatively small size of the Fund. Performance for the Investor Shares includes the effect of a 12b-1 fee in the amount of 0.25%. A redemption fee of 2.00% may be imposed on redemptions or exchanges of shares you have owned for 60 days or less. Please see the prospectus for more information.

(3) Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards and other factors. Because of the Fund's concentration in securities issued by companies located in Japan, the Fund will be particularly subject to the risks of any adverse social, political and economic events which occur in Japan or affect Japanese markets, and the value of the Fund's shares may be more volatile than funds that do not similarly concentrate their investments.

SPARX Japan Fund
PORTFOLIO OF INVESTMENTS  (Unaudited)
APRIL 30, 2004

SHARES                                                                   VALUE
--------------------------------------------------------------------------------

            COMMON STOCKS                              91.5%

            BANKS                                       7.8%
        38  Mizuho Financial Group, Inc.                              $179,747
        19  Sapporo Hokuyo Holdings, Inc.                              108,124
        25  Sumitomo Mitsui Financial Group, Inc.                      188,936
                                                                  ------------
                                                                       476,807
                                                                  ------------

            CHEMICALS                                  14.7%
        23  Dr. Ci:Labo Co., Ltd.                                      122,967
     8,000  Harima Chemicals, Inc.                                      62,417
         4  Japan Pure Chemical Co., Ltd.                               27,656
         4  Japan Pure Chemical Co., Ltd.*+                             27,656
     3,000  JSR Corp.                                                   63,205
    10,000  Kanto Denka Kogyo Co., Ltd.                                 56,001
     2,000  Milbon Co., Ltd.                                            52,467
    24,000  Nippon Valqua Industries, Ltd.                              67,419
     4,800  T&K Toka Co., Ltd.                                         117,439
     1,200  Taisei Lamick Co., Ltd.                                     27,620
    10,000  Takiron Co., Ltd.                                           40,868
    19,000  Tateho Chemical Industries Co., Ltd.                        85,225
    30,000  Tosoh Corp.                                                105,478
    10,000  Toyo Ink Mfg. Co., Ltd.                                     42,771
                                                                  ------------
                                                                       899,189
                                                                  ------------

            COMMUNICATION                               3.5%
        22  E-System Corp.                                              28,707
        18  Gigno System Japan, Inc.                                    45,018
        11  Softbrain Co., Ltd.                                         88,913
     4,400  Zenrin Co., Ltd.                                            54,225
                                                                  ------------
                                                                       216,863
                                                                  ------------

            ELECTRICAL MACHINERY                       10.5%
     1,200  Cosel Co., Ltd.                                             42,626
    27,000  Iwasaki Electric Co., Ltd.                                  94,196
     5,000  Nidec Copal Electronics Corp.                              123,692
     1,000  Nidec Corp.                                                107,924
    11,000  Osaki Electric Co., Ltd.                                    62,100
    14,000  Sanyo Electric Co., Ltd.                                    63,432
     4,700  Sunx, Ltd.                                                  54,217
    12,000  Toyo Electric Mfg. Co., Ltd.                                40,016
     3,000  Ushio, Inc.                                                 56,001
                                                                  ------------
                                                                       644,204
                                                                  ------------

SPARX Japan Fund

PORTFOLIO OF INVESTMENTS (CONT.)  (Unaudited)
APRIL 30, 2004
SHARES                                                                   VALUE
--------------------------------------------------------------------------------

            FOODS                             0.6%
     3,000  Ajinomoto Co., Inc.                                        $35,096
                                                                  ------------

            GLASS & CERAMICS                  3.8%
    12,000  Asahi Glass Co., Ltd.                                      127,008
     1,300  Fujimi, Inc.                                                39,228
    20,000  Nippon Sheet Glass Co., Ltd.                                69,775
                                                                  ------------
                                                                       236,011
                                                                  ------------

            INSURANCE                         0.5%
         2  Millea Holdings, Inc.                                       28,454
                                                                  ------------

            LAND TRANSPORT                    0.7%
     9,000  Fukuyama Transporting Co., Ltd.                             40,696
                                                                  ------------

            MACHINERY                         5.3%
     7,000  Hisaka Works, Ltd.                                          55,185
    11,000  Komatsu, Ltd.                                               62,698
    10,600  THK Co., Ltd.                                              205,074
                                                                  ------------
                                                                       322,957
                                                                  ------------

            METAL PRODUCTS                    4.5%
     9,000  Corona Corp.                                               147,941
    14,000  NHK Spring  Co., Ltd.                                       82,842
     2,200  Piolax, Inc.                                                45,254
                                                                  ------------
                                                                       276,037
                                                                  ------------

            NONFERROUS METALS                 1.0%
     2,100  Asahi Pretec Corp.                                          25,157
     6,000  Dowa Mining Co., Ltd.                                       33,220
                                                                  ------------
                                                                        58,377
                                                                  ------------

            OTHER                             3.9%
       400  Yasuragi Co., Ltd.*                                        241,040
                                                                  ------------

            OTHER PRODUCTS                    2.2%
     1,200  Arrk Corp.                                                  50,999
    19,000  Daiken Corp.                                                85,741
                                                                  ------------
                                                                       136,740
                                                                  ------------

            PHARMACEUTICALS                   0.6%
     2,000  Taisho Pharmaceutical Co., Ltd.                             39,056
                                                                  ------------

SPARX Japan Fund
PORTFOLIO OF INVESTMENTS (CONT.)  (Unaudited)
APRIL 30, 2004

SHARES                                                                   VALUE
--------------------------------------------------------------------------------

            PRECISION INSTRUMENTS             3.5%
    10,000  Nikon Corp.                                               $116,986
    18,000  Pentax Corp.                                                98,192
                                                                  ------------
                                                                       215,178
                                                                  ------------

            REAL ESTATE                       0.9%
     3,100  Tokyu Livable, Inc.                                         57,306
                                                                  ------------

            RETAIL                            9.7%
     5,100  Aigan Co., Ltd.                                             32,396
        30  Bals Corp.                                                  64,157
     5,500  F.D.C. Products, Inc.                                       59,807
     1,300  Fast Retailing Co., Ltd.                                   101,309
     5,000  Haruyama Trading Co., Ltd.                                  67,872
     3,300  Origin Toshu Co., Ltd.                                      50,537
     1,000  Otsuka Kagu, Ltd.                                           36,337
     1,900  Plenus Co., Ltd.                                            58,883
     1,200  Thanks Japan Corp.                                          10,874
    65,000  Tokyu Department Store Co., Ltd.*                          114,268
                                                                  ------------
                                                                       596,440
                                                                  ------------

            RUBBER PRODUCTS                   0.9%
    22,000  Toyo Tire & Rubber Co., Ltd.                                54,823
                                                                  ------------

            SECURITIES &
            COMMODITY FUTURES                 0.9%
     8,000  Daiko Clearing Services Corp.                               53,282
                                                                  ------------

            SERVICES                          9.2%
    17,000  Ask Planning Center, Inc.                                  115,536
     2,900  Aucnet,  Inc.                                               44,832
     5,000  Daiseki Co.,  Ltd.                                          81,555
        14  MOC Corp.                                                  246,115
         1  Sogo Clinical Pharmacology Co.,  Ltd.                       22,201
     3,100  Sogo Medical Co., Ltd.                                      54,272
                                                                  ------------
                                                                       564,511
                                                                  ------------

            TEXTILE & APPAREL                 0.8%
    12,000  Komatsu Seiren Co., Ltd.                                    51,108
                                                                  ------------

SPARX Japan Fund

PORTFOLIO OF INVESTMENTS (CONT.)  (Unaudited)
APRIL 30, 2004

SHARES                                                                   VALUE
--------------------------------------------------------------------------------
            TRANSPORT EQUIPMENT               3.9%
     3,100  Denso Corp.                                                $65,312
    11,200  Nissan Motor Co., Ltd.                                     124,732
     1,300  NOK Corp.                                                   50,301
                                                                  ------------
                                                                       240,345
                                                                  ------------

            WHOLESALE                         2.1%
        60  Cassina IXC., Ltd.                                          67,419
     1,200  Misumi Corp.                                                42,409
       600  Misumi Corp.*+                                              19,682
                                                                  ------------
                                                                       129,510
                                                                  ------------

            TOTAL COMMON STOCKS  (Cost $4,827,564)                   5,614,030
                                                                  ------------

PRINCIPAL
AMOUNT                                                                   VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS

            UMB BANK MONEY
            MARKET FIDUCIARY                  1.7%
  $107,224  (Cost $107,224)                                            107,224
                                                                  ------------

            TOTAL INVESTMENTS                93.2%
            (Cost $4,934,788)                                        5,721,254
            CASH AND OTHER
            ASSETS LESS LIABILITIES           6.8%                     417,932
                                                                  ------------

            NET ASSETS                      100.0%                  $6,139,186
                                                                  ============

--------------------------------------------------------------------------------
FORWARD CURRENCY CONTRACT OPEN AT APRIL 30, 2004
--------------------------------------------------------------------------------

CURRENCY SOLD AND        LOCAL                    CURRENCY VALUE   UNREALIZED
SETTLEMENT DATE         CURRENCY   U.S. DOLLARS  IN U.S. DOLLARS    GAIN/LOSS
--------------------------------------------------------------------------------
Japanese Yen 5/28/04  622,849,132   5,687,585       5,649,055        38,530
--------------------------------------------------------------------------------
               Total                                                $38,530

* Non-income producing.
+ When-issued security.

SPARX Japan Fund

STATEMENT OF ASSETS AND LIABILITIES  (Unaudited)
APRIL 30, 2004

ASSETS
  Investments at value (cost $4,934,788)                            $5,721,254
  Cash                                                                 391,641
  Receivable for investments sold                                       53,496
  Receivable for capital stock sold                                      5,471
  Interest and dividends receivable                                     22,652
  Unrealized gain on foreign currency exchange contracts                38,530
  Organizational expenses, net of accumulated amortization              16,314
  Prepaid expenses and other assets                                    115,573
                                                                 -------------

  Total assets                                                       6,364,931
                                                                 -------------

LIABILITIES
  Payable for investments purchased                                    149,844
  Payable to Adviser                                                    33,084
  Accrued distribution fee                                                 309
  Accrued expenses                                                      42,508
                                                                 -------------

  Total liabilities                                                    225,745
                                                                 -------------

NET ASSETS                                                          $6,139,186
                                                                 =============

NET ASSETS CONSIST OF
  Paid-in-capital                                                   $4,720,059
  Accumulated net investment income                                      4,703
  Accumulated net realized gain on investments and
     foreign currency transactions                                     590,286
  Net unrealized appreciation on investments and
     foreign currency translations                                     824,138
                                                                 -------------

NET ASSETS                                                          $6,139,186
                                                                 =============

INSTITUTIONAL SHARES:
  Net assets                                                        $5,272,141
  Shares outstanding ($0.001 par value,
     unlimited shares authorized)                                      371,078
  Net asset value, offering and redemption price per share              $14.21
                                                                 =============

INVESTOR SHARES:
  Net assets                                                          $867,045
  Shares outstanding ($0.001 par value,
     unlimited shares authorized)                                       61,074
  Net asset value, offering and redemption price per share              $14.20
                                                                 =============

 The accompanying notes are an integral part of the financial statements.

SPARX Japan Fund

STATEMENT OF OPERATIONS  (Unaudited)
FOR THE PERIOD ENDED APRIL 30, 2004*

INVESTMENT INCOME
  Dividends from securities (net of $1,924 of non-reclaimable
     foreign withholding taxes)                                        $24,541
  Interest                                                                 645
                                                                 -------------

  Total Investment Income                                               25,186
                                                                 -------------
EXPENSES
  Professional fees                                                     38,894
  Transfer agent fees and expenses - Institutional shares               19,191
  Transfer agent fees and expenses - Investor shares                     7,704
  Federal and state registration fees - Institutional  shares           15,696
  Federal and state registration fees - Investor shares                  4,328
  Administrative and fund accounting fees                               16,721
  Investment advisory fees                                              16,139
  Amortization of organizational costs                                  15,329
  Reports to shareholders - Institutional shares                         8,724
  Reports to shareholders - Investor shares                              6,160
  Custody fees                                                          12,026
  Trustees' fees                                                        10,904
  Distribution fees - Investor shares                                      309
  Miscellaneous expenses                                                20,058
                                                                 -------------
  Total expenses before reimbursement                                  192,183
  Expenses reimbursed                                                (171,700)
                                                                 -------------
     Net expenses                                                       20,483
                                                                 -------------
NET INVESTMENT INCOME                                                    4,703

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                     484,396
  Net realized gain on foreign currency transactions                   105,890
  Change in unrealized appreciation/depreciation
     on investments and foreign currency translations                  824,138
                                                                 -------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $1,419,127
                                                                 =============

* Commenced operations on October 31, 2003.
  The accompanying notes are an integral part of the financial statements.

SPARX Japan Fund

STATEMENT OF CHANGES IN NET ASSETS  (Unaudited)
FOR THE PERIOD ENDED APRIL 30, 2004*

OPERATIONS
  Net investment income                                                 $4,703
  Net realized gain on investments                                     484,396
  Net realized gain on foreign currency transactions                   105,890
  Change in unrealized appreciation/depreciation on investments
     and foreign currency translations                                 824,138
                                                                 -------------

  Net increase in net assets resulting from operations               1,419,127
                                                                 -------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares
     Institutional shares                                            5,105,489
     Investor shares                                                   660,519
  Redemption of shares
     Institutional shares                                          (2,084,131)
     Investor shares                                                   (2,246)
  Redemption fees                                                       40,428
                                                                 -------------
  Net increase from capital share transactions                       3,720,059
                                                                 -------------
TOTAL INCREASE IN NET ASSETS                                         5,139,186

NET ASSETS
  Beginning of period                                                1,000,000
                                                                 -------------
  End of period                                                     $6,139,186
                                                                 =============

TRANSACTIONS IN SHARES
  INSTITUTIONAL:
     Shares sold                                                       438,857
     Shares redeemed                                                 (157,779)
                                                                 -------------
     Net increase                                                      281,078
                                                                 =============

 INVESTOR:
     Shares sold                                                        51,279
     Shares redeemed                                                     (205)
                                                                 -------------
     Net increase                                                       51,074
                                                                 =============

* Commenced operations on October 31, 2003.
  The accompanying notes are an integral part of the financial statements.

SPARX Japan Fund

FINANCIAL HIGHLIGHTS  (Unaudited)
FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                                 INSTITUTIONAL     INVESTOR
                                                     SHARES         SHARES
                                                 -------------- --------------
                                                 For the Period For the Period
                                                     Ended           Ended
                                                    4/30/04*       4/30/04*
                                                  (Unaudited)     (Unaudited)
--------------------------------------------------------------------------------
SELECTED PER SHARE DATA
  Net asset value, beginning of period                $10.00         $10.00
                                            ------------------------------------

  INCOME FROM
  INVESTMENT OPERATIONS
  Net investment income                                 0.01           0.01
  Net realized and unrealized
     gain on investments                                4.10           4.10
                                            ------------------------------------

  Total from investment operations                      4.11           4.11
                                            ------------------------------------

  OTHER
  Redemption fees                                       0.10           0.09
                                            ------------------------------------

  NET ASSET VALUE, END OF PERIOD                      $14.21         $14.20
                                            ====================================

  Total Return                                     42.10%(1)      42.00%(1)

SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period (in thousands)            $5,272           $867

  Ratio to average net assets:
  Expenses, net of waivers
     and reimbursements                             1.25%(2)       1.50%(2)
  Expenses, before waivers
     and reimbursements                            10.74%(2)      25.96%(2)
  Investment income (loss),
     net of waivers and reimbursements              0.27%(2)       0.59%(2)
  Investment income (loss),
     before waivers and reimbursements            (9.22)%(2)    (23.87)%(2)
  Portfolio turnover rate                             66%(1)         66%(1)

*    Commenced operations on October 31, 2003.
(1)  Not annualized for periods less than one year.
(2)  Annualized for periods less than one year.

SPARX Japan Fund

NOTES TO FINANCIAL STATEMENTS  (Unaudited)
APRIL 30, 2004

NOTE 1 - ORGANIZATION
SPARX Funds Trust (the "Trust") was established on July 24, 1995, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The SPARX Japan Fund (the "Fund") is a separate, diversified investment portfolio of the Trust. The Fund currently offers two classes of shares-Investor shares and Institutional shares. Investor shares and Institutional shares are identical, except as to minimum investment requirements and expenses borne by, each class. The Fund commenced operations on October 31, 2003.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

     A.   USE OF ESTIMATES
          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported changes in net assets during the reporting period. Actual results could differ from those estimates.

     B.   INVESTMENT VALUATION
          Equity securities for which market quotations are readily available are valued at the most recent closing price. If a closing price is not reported, equity securities for which reliable bid quotations are available are valued at the mean between bid and asked prices. Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

          Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations resulting from changes in the currency exchange rate from the fluctuations resulting from changes in the market prices of investments.
     C.   SECURITIES TRANSACTIONS AND INVESTMENT INCOME
          Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Return of capital distributions from investments will decrease the cost of investment in the investment security and thus may impact unrealized appreciation or depreciation of the investment security.

SPARX Japan Fund

NOTES TO FINANCIAL STATEMENTS (CONT.)  (Unaudited)
APRIL 30, 2004

     D.   ORGANIZATION AND PREPAID INITIAL REGISTRATION EXPENSES
          Expenses incurred by the Trust in connection with the organization and the initial public offering of shares are expensed as incurred. These expenses were advanced by the Adviser.

     E.   FEDERAL INCOME TAXES
          The Fund intends to qualify annually for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed to shareholders on a timely basis.

     F.   DISTRIBUTIONS TO SHAREHOLDERS
          The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differing treatment for items such as deferral of wash sales, foreign currency transactions, net operating losses and post-October capital losses.

     G.   FOREIGN CURRENCY
          Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. Dividends received are not translated into U.S. Dollars. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains or losses. Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards and other factors. Because of the Fund's concentration in securities issued by companies located in Japan, the Fund will be particularly subject to the risks of any adverse social, political, and economic events which occur in Japan or affect Japanese markets, and the value of the Fund's shares may be more volatile than funds that do not similarly concentrate their investments.

     H.   FORWARD CONTRACTS
          The Fund may enter into forward currency contracts to reduce their exposure to changes in foreign currency exchange rates on their foreign holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

     I.   REDEMPTION FEES
          The Fund may charge a 2.00% redemption fee for selling shares you have owned for 60 days or less. The redemption fee is treated as additional paid-in-capital.

SPARX Japan Fund

NOTES TO FINANCIAL STATEMENTS (CONT.)  (Unaudited)
APRIL 30, 2004

NOTE 3 - INVESTMENT ADVISORY AGREEMENT
The Fund has an agreement with SPARX Investment & Research, USA, Inc. (the "Adviser"), with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund. As compensation for its services to the Fund, the Adviser receives an investment advisory fee at an annual rate of 1.00% of the average daily net assets of the Fund, which is accrued daily and paid monthly. The Adviser has contractually agreed, until October 31, 2004, to waive receipt of its fees and/or assume expenses of the Fund so that the expenses of each class (excluding taxes, brokerage commissions, extraordinary expenses and interest expenses on borrowings) do not exceed 1.50% and 1.25% of the Investor class and Institutional class, respectively. For the six months ended April 30, 2004, the Adviser waived investment advisory fees of $16,139 and reimbursed the Fund $155,561 for other expenses.

NOTE 4 - SERVICE AND DISTRIBUTION PLAN
The Trust has entered into a distribution agreement with UMB Distribution Services, LLC pursuant to Rule 12b-1 under the 1940 Act. Under the distribution agreement, UMB Distribution Services, LLC, will act as agent for the distribution of shares of the Fund. The distribution agreement authorizes payments by Investor Class shares in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of the Fund's average daily net assets.

NOTE 5 - INVESTMENT TRANSACTIONS
The Fund's cost of purchases and proceeds from sales of investment securities, other than short-term securities, were $6,508,785 and $2,165,617 respectively, for the six months ended April 30, 2004.

NOTE 6 - FEDERAL INCOME TAX INFORMATION
At April 30, 2004, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

          Cost of Investments                          $4,934,788
                                                   ==============

          Gross Unrealized Appreciation                  $892,487
          Gross Unrealized Depreciation                 (106,021)
                                                   --------------

          Net Unrealized Appreciation on Investments     $786,466
                                                   ==============

NOTE 7 - PROXY VOTING GUIDELINES
The Adviser is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge, upon request, by calling 1-800-632-1320 or at the Commissions website at http://www.sec.gov.

     THE SPARX JAPAN FUND IS DISTRIBUTED BY UMB DISTRIBUTION SERVICES, LLC.

ITEM 2.  CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

Disclosure requirement currently not effective.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9.  SUBMISSIONS OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.  EXHIBITS.

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPARX Funds Trust

By:   /s/ Eugene L. Podsiadlo
      ------------------------------------------------------
      Eugene L. Podsiadlo
      President

Date: July  6, 2004
      ------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Eugene L. Podsiadlo
      ------------------------------------------------------
      Eugene L. Podsiadlo
      President

Date: July   6, 2004
      ------------------------------------------------------


By:   /s/ Erik C. Kleinbeck
      ------------------------------------------------------
      Erik C. Kleinbeck
      Treasurer

Date: July  6, 2004
      ------------------------------------------------------